Temporary Equity - Schedule of Temporary Equity (Details) (FaceBank Group, Inc. Pre-Merger) (10-K) - USD ($) $ in Thousands				3 Months Ended		12 Months Ended
	Dec. 19, 2019	Sep. 06, 2019	Jul. 15, 2019	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Total temporary equity, beginning balance					$ 462
Total temporary equity, shares, beginning balance					456,000
Total temporary equity, ending balance				$ 208		$ 462
Total temporary equity, shares, ending balance				203,000		456,000
Series D Preferred Stock [Member]
Total temporary equity, beginning balance				$ 463	$ 462
Total temporary equity, shares, beginning balance				462,876	461,839
Issuance of Series D convertible preferred stock for cash					$ 203
Issuance of Series D convertible preferred stock for cash, shares					203,000
Offering cost related to issuance of Series D convertible preferred stock					$ (3)
Offering cost related to issuance of Series D convertible preferred stock, shares
Deemed dividends related to immediate accretion of offering cost					$ 3
Deemed dividends related to immediate accretion of offering cost, shares
Accrued Series D Preferred Stock dividends				$ 8	$ 9
Accrued Series D Preferred Stock dividends, shares				8,330	8,868
Bifurcated redemption feature of Series D convertible preferred stock					$ (171)
Bifurcated redemption feature of Series D convertible preferred stock, shares
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock					$ 171
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock, shares
Total temporary equity, ending balance				$ 208	$ 463	$ 462
Total temporary equity, shares, ending balance				208,169	462,876	461,839
FaceBank Group, Inc Pre-Merger [Member]
Total temporary equity, beginning balance				$ 463	$ 462
Total temporary equity, shares, beginning balance				456,000	461,839
Total temporary equity, ending balance					$ 463	$ 462
Total temporary equity, shares, ending balance					456,000	461,839
FaceBank Group, Inc Pre-Merger [Member] | Series D Preferred Stock [Member]
Total temporary equity, beginning balance				$ 463	$ 462
Total temporary equity, shares, beginning balance				462,876	461,839
Issuance of Series D convertible preferred stock for cash	$ 253	$ 203	$ 253		$ 203	$ 709
Issuance of Series D convertible preferred stock for cash, shares					203,000	709,000
Offering cost related to issuance of Series D convertible preferred stock					$ (3)	$ (9)
Offering cost related to issuance of Series D convertible preferred stock, shares
Deemed dividends related to immediate accretion of offering cost					$ 3	$ 9
Deemed dividends related to immediate accretion of offering cost, shares
Accrued Series D Preferred Stock dividends					$ 9	$ 6
Accrued Series D Preferred Stock dividends, shares					8,868	5,839
Bifurcated redemption feature of Series D convertible preferred stock					$ (171)	$ (589)
Bifurcated redemption feature of Series D convertible preferred stock, shares
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock					$ 171	$ 589
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock, shares
Redemption of Series D preferred stock						$ (253)
Redemption of Series D preferred stock, shares						(253,000)
Total temporary equity, ending balance					$ 463	$ 462
Total temporary equity, shares, ending balance					462,876	461,839